Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment

8.    Property, plant and equipment

Property, plant and equipment, net of the related accumulated depreciation and impairment, as of December 31, 2023 and 2022 is as follows:

				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased	Accumulated
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and	Depreciation	Impairment
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	(Note 27.6)	(Note 27.8)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2022	197,214	1,202,624	7,479	113,962	59,019	33,589	17,156	27,762	(962,078)	(141,811)	554,914
Additions	3,170	15,329	2,883	59,532		131	4,714	4,624	(80,834)	(56,999)	(47,450)
Disposals and other	—	(18,544)	(122)	(595)	—	—	—	—	17,685	(90)	(1,666)
Transfers from/(to) other accounts	505	28,295	(349)	(33,485)	—	1,212	—	—	3,822	—	—
Exchange differences	(7,291)	(48,278)	(731)	(6,021)	(215)	(725)	(625)	(1,028)	42,157	4,273	(18,484)
Transfer to assets and disposal groups classified as held for sale	(18,108)	(56,571)	(470)	(320)	—	—	—	—	56,297	18,105	(1,067)
Balance at December 31, 2022	175,490	1,122,855	8,690	133,073	58,804	34,207	21,245	31,358	(922,951)	(176,522)	486,247
Additions	2,886	11,263	118	81,457	8,550	—	4,660	9,623	(72,869)	(25,768)	19,920
Disposals and other	(1,743)	(19,621)	(1,051)	(128)	—	—	(470)	(766)	12,970	4,969	(5,840)
Transfers from/(to) other accounts	1,289	69,560	(376)	(73,312)	—	61	2	767	—	(144)	(2,153)
Exchange differences	3,115	13,405	(176)	4,116	(263)	(562)	634	332	(14,276)	(3,103)	3,222
Balance at December 31, 2023	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	(997,126)	(200,568)	501,396

For the years ended December 31, 2023 and 2022, the Company invested $118,642 thousand and $90,383 thousand in its property, plant equipment. This was predominantly led by investments as follows:

Property, plant and equipment in the course of construction: For the years ended December 31, 2023 and 2022, the Company invested $81,457 thousand and $59,532 thousand in capital expenditure focused on productivity and efficiency improvements.

Other additions: The Company acquired a high purity quartz mine in October 2023. Of the $11,000 thousand purchase price, the Company allocated $2,700 thousand to land and buildings and $8,550 thousand to the mineral reserves acquisition. The Company determined that the acquisition of the high purity quartz mine did not qualify as a business combination in accordance with IFRS 3 and therefore was accounted for as an asset acquisition.

Impairment considerations:

The Company defines its CGUs for impairment testing of its property, plant and equipment to be at the individual plant or mine level. The Company deems this level to be the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflow from other assets or groups of assets. As of December 31, 2023, all cash-generating units were assessed for indicators of potential impairment.

As of December 31, 2023, we identified indicators of potential impairment in our Puertollano, Sabon, Boo, Selma and Polokwane CGUs.

The recoverable amount for the Puertollano CGU with a carrying value of $30,039 thousand was determined based on the estimated fair value less cost of disposal of real estate based on recent comparable transactions and industrial products based on the replacement cost method considering their current state. If the fair value were to fall by 10%, there would still remain sufficient headroom in the CGU. No reasonably possible changes in individual assumptions used in the valuation would result in a material impairment during the next financial year. However, it is reasonably possible that, in aggregate with the Polokwane CGU as discussed below, different outcomes within the next financial year could result in a material decrease in the aggregate carrying amount of the CGUs.

The recoverable amounts for the Sabon, Boo, Selma and Polokwane CGUs were determined based on their respective values in use. As of December 31, 2023, the Company’s Sabon and Boo CGU recoverable values were not sensitive to changes in the underlying assumptions. The Company’s Selma plant has been idled for the foreseeable future and thus the carrying value of its associated assets has been fully impaired based on a negative estimated recoverable amount. For the Polokwane CGU, the significant assumptions used to estimate its value in use were as follows: (i) pre-tax discount rate of 23.1%; (ii) EBITDA margin (EBITDA divided by sales) throughout the forecast and long-term growth periods of between 3% and 27%; and (iii) long-term growth rate of 2.3%.

Sensitivity to changes in assumptions

Changing management’s assumptions could affect the evaluation of the value in use of our Polokwane cash-generating unit and, therefore, the impairment result. As of December 31, 2023 there is $9,213 thousand in headroom between the carrying value of our Polokwane cash generating unit and its recoverable value.

The following reasonably possible changes to the assumptions used in the impairment test lead to the following changes in recoverable value, noting that sensitivities in EBITDA could indicate a reduction in carrying value. All other sensitivities retain sufficient headroom:

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying vale	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
Polokwane	13,582	9,213	8,955	(7,135)	822	(850)	(15,022)	15,022

The Company’s approach to the determination of its discount and long-term growth rates are discussed in Note 7. For EBITDA margin, the Company determines its projected sales and cost of sales through a combination of analysis of prior year actuals and budgeted pricing and volumes. Where applicable, the Company relies on third party sources to derive key inputs. Internally, the Company reviews contracted amounts as well as forecasts. Finally, corporate overheads are allocated using an internal key based on projected volumes.

The below table details the Company’s impairment write downs/(reversals) as of December 31, 2023 and 2022, respectively:

	2023	2022
	US$'000	US$'000
Puertollano	—	5,515
Boo	1,570	11,559
Monzon	—	5,915
Selma	21,008	—
Moi Rana	—	15,749
Polokwane	—	(5,017)
Thaba	—	(2,750)
Chateau Feuillet	—	5,994
Cee-Dumbria	3,619	20,034
Others	(429)	—
Total	25,768	56,999

As of December 31, 2023, the accumulated impairment balance primarily relates to full impairments recorded in our Venezuela, Cee-Dumbria, Selma, Moi Rana, Monzon and Boo cash-generating units, as well as approximately $56.1 million recorded in recent years for the Puertollano CGU.

As of December 31, 2022, assets related to Chateau Feuillet facility in France were transferred to asset held for sale. The assets were measured at the lower of carrying amount and fair value less costs to sell, and were presented separately as an asset held for sale in the current position of the financial statements. As fair value was lower than the carrying amount, the company recognized an impairment of $5,994 thousand.

As of December 31, 2023 and 2022, the Company has property, plant and equipment ($284,012 thousand in 2023 and $278,796 thousand in 2022) pledged as security for debt instruments in Canada, France, Norway, Spain and U.S.A (see Note 18).

Commitments

As of December 31, 2023 and 2022, the Company has capital expenditure commitments totaling $16,019 thousand and $16,607 thousand, respectively, primarily related to improvement works at plants.